Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 25, 2021
Summary of Significant Accounting Policies
Summary of Property and Equipment

	Estimated
	Useful Life
	(Years)	2021	2020
Leasehold improvements	life of lease	11,773	11,506
Machinery and equipment	2 – 0	366,198	334,643
Computer equipment and software	2 – 5	64,648	61,737
Furniture and fixtures	6 – 8	5,390	5,467
Construction in process		10,372	5,352
Property and equipment, gross		458,381	418,705
Less: Accumulated depreciation		284,069	236,031
Property and equipment, net		$174,312	$182,674

Summary of Goodwill

	Goodwill at				Goodwill at
	December 26,				December 25,
	2020	Acquisitions	Disposals	Other(1)	2021
Hardware and Protective Solutions	$565,578	$9,250	$—	$(130)	$574,698
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	51	29,737
Total	$816,200	$9,250	$—	$(79)	$825,371
(1)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Schedule of Intangible Assets

Other intangibles, net, as of December 25, 2021 and December 26, 2020 consist of the following:

	Estimated
	Useful Life
	(Years)	December 25, 2021	December 26, 2020
Customer relationships	13 – 20	$965,054	$941,648
Trademarks – indefinite	Indefinite	85,591	85,603
Trademarks – other	7 – 15	29,000	26,400
Technology and patents	8 – 12	67,750	63,749
Intangible assets, gross		1,147,395	1,117,400
Less: Accumulated amortization		352,695	291,434
Intangible assets, net		$794,700	$825,966

Schedule of Intangible Assets

Other intangibles, net, as of December 25, 2021 and December 26, 2020 consist of the following:

	Estimated
	Useful Life
	(Years)	December 25, 2021	December 26, 2020
Customer relationships	13 – 20	$965,054	$941,648
Trademarks – indefinite	Indefinite	85,591	85,603
Trademarks – other	7 – 15	29,000	26,400
Technology and patents	8 – 12	67,750	63,749
Intangible assets, gross		1,147,395	1,117,400
Less: Accumulated amortization		352,695	291,434
Intangible assets, net		$794,700	$825,966

Schedule of Future Amortization Expense

Estimated annual amortization expense for intangible assets subject to amortization at December 25, 2021 for the next five fiscal years is as follows:

Amortization
Fiscal Year Ended	Expense
2022	$61,697
2023	$61,697
2024	$61,697
2025	$61,217
2026	$56,812

Summary of Disaggregation of Revenue

The following table disaggregates our revenue by product category:

	Hardware and	Robotics and
	Protective Solutions	Digital Solutions	Canada	Total Revenue
Year Ended December 25, 2021
Fastening and Hardware	$740,088	$—	$149,165	$889,253
Personal Protective	284,886	—	397	285,283
Keys and Key Accessories	—	190,697	1,826	192,523
Engraving	—	58,555	77	58,632
Resharp	—	276	—	276
Consolidated	$1,024,974	$249,528	$151,465	$1,425,967

Year Ended December 26, 2020
Fastening and Hardware	$706,865	$—	$131,493	$838,358
Personal Protective	317,527	—	239	317,766
Keys and Key Accessories	—	157,828	2,878	160,706
Engraving	—	51,423	6	51,429
Resharp	—	36	—	36
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
Fastening and Hardware	$607,247	$—	$121,242	$728,489
Personal Protective	245,769	—	—	245,769
Keys and Key Accessories	—	185,451	4,009	189,460
Engraving	—	50,613	9	50,622
Resharp	—	22	—	22
Consolidated	$853,016	$236,086	$125,260	$1,214,362

The following table disaggregates our revenue by geographic location:

	Hardware and	Robotics and
	Protective Solutions	Digital Solutions	Canada	Total Revenue
Year Ended December 25, 2021
United States	$1,004,803	$246,494	$—	$1,251,297
Canada	7,326	3,034	151,465	161,825
Mexico	12,845	—	—	12,845
Consolidated	$1,024,974	$249,528	$151,465	$1,425,967

Year Ended December 26, 2020
United States	$1,007,135	$207,283	$—	$1,214,418
Canada	7,789	2,004	134,616	144,409
Mexico	9,468	—	—	9,468
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295

Year Ended December 28, 2019
United States	$835,957	$234,216	$—	$1,070,173
Canada	5,905	1,870	125,260	133,035
Mexico	11,154	—	—	11,154
Consolidated	$853,016	$236,086	$125,260	$1,214,362